Information by operating segment (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	$ (638)	$ (660)	$ (1,282)	$ (1,295)
Pension and medical benefits - retirees	(401)	(324)	(786)	(639)
Variable compensation programs	(375)	(305)	(721)	(595)
Gains (losses) with legal, administrative and arbitration proceedings	(347)	(125)	(480)	(326)
Results on disposal/write-offs of assets	40	14	115	71
Results from co-participation agreements in bid areas	87	(20)	205	50
Results of non-core activities	136	126	265	224
Early termination and changes to cash flow estimates of leases	149	144	289	301
Others	54	(138)	25	(120)
Total	(1,131)	(2,218)	(2,184)	(3,108)
Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(589)	(600)	(1,159)	(1,113)
Pension and medical benefits - retirees
Variable compensation programs	(152)	(137)	(310)	(271)
Gains (losses) with legal, administrative and arbitration proceedings	(254)	6	(100)	(106)
Gains with commodity derivatives
Results on disposal/write-offs of assets	9	(18)	51	14
Results from co-participation agreements in bid areas	87	(20)	205	50
Results of non-core activities	125	120	249	222
Early termination and changes to cash flow estimates of leases	158	149	287	300
Reimbursements from E&P partnership operations	249	(81)	381	65
Others	(4)	(761)	4	(704)
Total	(371)	(1,342)	(392)	(1,543)
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(34)	(29)	(93)	(127)
Pension and medical benefits - retirees
Variable compensation programs	(117)	(74)	(197)	(138)
Gains (losses) with legal, administrative and arbitration proceedings	(51)	(38)	(144)	(67)
Gains with commodity derivatives	(14)	3	(142)	4
Results on disposal/write-offs of assets	14	1	7
Results from co-participation agreements in bid areas
Results of non-core activities	4	3	4	(5)
Early termination and changes to cash flow estimates of leases	(6)	(3)	5	(4)
Reimbursements from E&P partnership operations
Others	(20)	(51)	(51)	(53)
Total	(224)	(188)	(611)	(390)
Gas And Low Carbon Energies [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(13)	(27)	(24)	(47)
Pension and medical benefits - retirees
Variable compensation programs	(15)	(16)	(32)	(31)
Gains (losses) with legal, administrative and arbitration proceedings	(1)	(28)	(3)	(30)
Gains with commodity derivatives	4	6	4	7
Results on disposal/write-offs of assets	4	14	6	16
Results from co-participation agreements in bid areas
Results of non-core activities	1		1	1
Early termination and changes to cash flow estimates of leases	(5)		(5)	1
Reimbursements from E&P partnership operations
Others	(29)	(71)	(71)	(133)
Total	(54)	(122)	(124)	(216)
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(2)	(4)	(6)	(8)
Pension and medical benefits - retirees	(401)	(324)	(786)	(639)
Variable compensation programs	(91)	(78)	(182)	(155)
Gains (losses) with legal, administrative and arbitration proceedings	(41)	(65)	(233)	(123)
Gains with commodity derivatives
Results on disposal/write-offs of assets	13	17	51	41
Results from co-participation agreements in bid areas
Results of non-core activities	6	3	11	6
Early termination and changes to cash flow estimates of leases	2	(2)	2	4
Reimbursements from E&P partnership operations
Others	32	(113)	86	(85)
Total	(482)	(566)	(1,057)	(959)
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(638)	(660)	(1,282)	(1,295)
Pension and medical benefits - retirees	(401)	(324)	(786)	(639)
Variable compensation programs	(375)	(305)	(721)	(595)
Gains (losses) with legal, administrative and arbitration proceedings	(347)	(125)	(480)	(326)
Gains with commodity derivatives	(10)	9	(138)	11
Results on disposal/write-offs of assets	40	14	115	71
Results from co-participation agreements in bid areas	87	(20)	205	50
Results of non-core activities	136	126	265	224
Early termination and changes to cash flow estimates of leases	149	144	289	301
Reimbursements from E&P partnership operations	249	(81)	381	65
Others	(21)	(996)	(32)	(975)
Total	$ (1,131)	$ (2,218)	$ (2,184)	$ (3,108)